Other disclosures	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Other disclosures
Other disclosures

This section provides details on notes that are statutory or by their nature of secondary importance for understanding the financial performance of Novo Nordisk. A list of subsidiaries in the Novo Nordisk Group is also included here.

Share-based payment schemes

Accounting policies
Share-based compensation
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.

The total amount to be expensed over the vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the income statement and in a corresponding adjustment to Equity (change in proceeds) over the remaining vesting period. Adjustments relating to prior years are included in the income statement in the year of adjustment.

Share-based payment
Expensed in the income statement DKK million	2018	2017	2016

Restricted stock units to employees	204	169	245
Long-term share-based incentive programme (Management Board)[1,2]	48	19	29
Long-term share-based incentive programme (management group below Management Board)[3]	145	102	94
Shares allocated to individual employees	17	2	—

Share-based payment expensed in the income statement	414	292	368

1.
The expense for 2017 and 2018 reflects the value at launch (adjusted for expected dividend) of the programme, amortised over four years. The expense for 2016 reflects the full value of the programme (adjusted for expected dividend) for the year, as vesting conditions were met.

2.	The programme includes payments to former members of the Management Board at a total value of DKK 3 million (DKK 3 million in 2017 and DKK 3 million in 2016).

3.	The expense for the year reflects the value at launch (adjusted for expected dividend) of the last four programmes, amortised over four years.

Restricted stock units to employees
To commemorate the Group’s net sales passing DKK 100 billion for the first time in 2015, as of 1 January 2016, all employees in the company (excluding NNE A/S) were offered 50 restricted stock units. A restricted stock unit gives the holder the right to receive one Novo Nordisk B share free of charge in February 2019 subject to continued employment. The cost of the DKK 508 million programme is amortised over the vesting period.

Long-term share-based incentive programme
For a description of the programme, please refer to ‘Remuneration’ in ‘Governance, leadership and shares’, pp 53-57 (unaudited).

Management Board
On 31 January 2019, the Board of Directors approved the allocation of a total of 411,090 Novo Nordisk B shares to the members of Management Board for the 2018 financial year. The value at launch of the programme (adjusted for expected dividends) was DKK 115 million. On average, this corresponds to 12.6 months’ fixed base salary plus pension contribution for the CEO, 9.4 months’ fixed base salary plus pension contribution per Executive Vice President as of 1 March 2018 and 7.0 months’ fixed base salary for Senior Vice Presidents. The cost of the 2018 programme is amortised over the vesting period 2018-2021 at an annual amount of DKK 29 million. The amount of shares allocated may be reduced or increased by up to 30%, depending on whether the average sales growth per year in the three-year vesting period deviates from a target set by the Board of Directors.

The grant date of the programme was February 2018, and the share price used for the determining the grant date fair value of the award was the average share price (DKK 304) for Novo Nordisk B shares on Nasdaq Copenhagen in the period 1-15 February 2018, adjusted for expected dividend. Based on the split of participants when the share allocation was decided, 51% of the allocated shares will be allocated to members of Executive Management and 49% to other members of the Management Board.

The shares allocated to the joint pool for 2015 were released to the individual participants subsequent to approval of the 2018 Annual Report by the Board of Directors and after the announcement of the 2018 full-year financial results on 31 January 2019. The shares allocated correspond to a value at launch of the programme of DKK 108 million, expensed in 2015.

Management group below Management Board
The management group below the Management Board has a share-based incentive programme with similar performance criteria. For 2018, a total of 1,114,455 shares were allocated to this group, corresponding to a value at launch of the programme (adjusted for expected dividends) of DKK 312 million. The cost of the 2018 programme is amortised over the vesting period 2018-2021 at an annual amount of DKK 78 million. The amount of shares allocated may be reduced or increased by up to 30%, depending on whether the average sales growth per year in the three-year vesting period deviates from a target set by the Board of Directors.

The shares allocated for 2015 were released to the individual participants subsequent to approval of the 2018 Annual Report by the Board of Directors and after the announcement of the 2018 full-year financial results on 31 January 2019. The shares allocated correspond to a value at launch of the programme of DKK 251 million amortised over the period 2015-2018. The number of shares to be transferred (667,573 shares) is lower than the original number of shares allocated, as some participants had left the company before the programme’s release conditions were met.

5.1 Share-based payment schemes (continued)

General terms and conditions of launched programmes
	Restricted stock units to employees			Shares for Management Board			Shares for Management group below Management Board

	2018	2017	2016	2018	2017	2016	2018	2017	2016

Number of shares awarded in the year	—	—	1,465,411	411,090	356,195	96,705	1,114,455	761,826	224,055
Value per share at launch (DKK)	—	—	346	280	213	304	280	213	304
Vesting period	—	—	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Allocated to recipients			Feb 2019	Feb 2022	Feb 2021	Feb 2020	Feb 2022	Feb 2021	Feb 2020
Total market value at launch (DKK million)	—	—	508	115	76	29	312	162	68
Amortisation period of the programme	—	—	2016 to 2019	2018 to 2021	2017 to 2020	Expensed in 2016	2018 to 2021	2017 to 2020	2016 to 2019

Outstanding restricted stock units	2018	2017

Outstanding at the beginning of the year	4,833,882	4,591,526
Released restricted stock units to employees	(35,180)	(9,200)
Released shares allocated to Management in 2014	(764,474)	(749,658)
Released shares allocated to individual employees	(25,883)	—
Cancelled allocated shares	(209,308)	(157,724)
Adjustments	—	5,423
Allocated restricted stock units to employees (2016 programme)	100,000	—
Shares allocated to Management in the year	1,525,545	1,118,021
Shares allocated to individual employees in the year	159,437	35,494

Outstanding at the end of the year	5,584,019	4,833,882

Outstanding restricted stock units	Issued[1]	Released	Cancelled		Outstanding	Value at launch date DKK million	Vesting date

Restricted stock units to employees
2016 Restricted stock units	1,565,411	(44,380)	—		1,521,031	508	Q1 2019

Outstanding restricted stock units to employees	1,565,411	(44,380)	—		1,521,031

Shares allocated to Management Board
2014 Shares allocated to joint pool	298,467	(293,542)	(4,925)	[3]	—	66	Q1 2018
2015 Shares allocated to joint pool	378,943	—	(522)		378,421	108	Q1 2019
2016 Shares allocated to joint pool	96,705	—	(1,623)	[3]	95,082	29	Q1 2020
2017 Shares allocated	356,195	—	(12,074)		344,121	76	Q1 2021
2018 Shares allocated[2]	411,090	—	—		411,090	115	Q1 2022

Outstanding shares for Management Board	1,541,400	(293,542)	(19,144)		1,228,714

Shares allocated to pools for management group below Management Board
2014 Shares allocated	683,728	(514,362)	(169,366)		—	155	Q1 2018
2015 Shares allocated	879,988	—	(212,415)		667,573	251	Q1 2019
2016 Shares allocated	224,055	—	(37,092)		186,963	68	Q1 2020
2017 Shares allocated	761,826	—	(65,591)		696,235	162	Q1 2021
2018 Shares allocated[2]	1,114,455	—	—		1,114,455	312	Q1 2022

Outstanding shares for Management group below Management Board	3,664,052	(514,362)	(484,464)		2,665,226
Shares allocated to individual employees	194,931	(25,883)	—		169,048	53	2019-2021

Outstanding at the end of 2018	6,965,794	(878,167)	(503,608)		5,584,019

1.	All restricted stock units and shares allocated to Management are hedged by treasury shares.

2.
2018 programme granted subsequent to approval of the 2018 Annual Report on 1 February 2019. From 2017, the shares allocated to the Management Board will no longer remain in a share pool if a member of the Management Board terminates the employment with Novo Nordisk. From 2017 onwards, the programme will be expensed equally over the grant year and the subsequent 3 years of vesting.

3.	Cancellation is related to individuals who were compensated in cash instead of shares upon resignation.
Commitments

Commitments
Total contractual obligations and recognised non-current debt can be specified as follows (payments due by period):

2018
DKK million	Within 1 year	1-3 years	3-5 years	More than 5 years	Total

Retirement benefit obligations	13	25	25	1,193	1,256

Total obligations recognised in the balance sheet	13	25	25	1,193	1,256

Operating leases[1]	1,007	1,463	915	1,511	4,896
Research and development obligations	2,014	1,715	968	75	4,772
Research and development - potential milestone payments[2]	550	833	818	2,390	4,591
Purchase obligations relating to investments in property, plant and equipment	1,875	—	—	—	1,875
Other purchase obligations	4,392	2,536	1,095	406	8,429

Total obligations not recognised in the balance sheet	9,838	6,547	3,796	4,382	24,563

Total contractual obligations	9,851	6,572	3,821	5,575	25,819

2017
DKK million	Within 1 year	1-3 years	3-5 years	More than 5 years	Total

Retirement benefit obligations	27	54	51	1,204	1,336

Total obligations recognised in the balance sheet	27	54	51	1,204	1,336

Operating leases[1]	1,098	1,486	1,167	2,110	5,861
Research and development obligations	1,912	767	95	—	2,774
Research and development - potential milestone payments[2]	193	725	166	1,628	2,712
Purchase obligations relating to investments in property, plant and equipment	1,663	—	—	—	1,663
Other purchase obligations	5,192	2,552	1,474	14	9,232

Total obligations not recognised in the balance sheet	10,058	5,530	2,902	3,752	22,242

Total contractual obligations	10,085	5,584	2,953	4,956	23,578

1.	No material finance lease obligations existed in 2018 or 2017.

2.	Potential milestone payments are associated with uncertainty as they are linked to successful achievements in research activities.
The operating lease commitments are related to non-cancellable operating leases primarily for premises and company cars. Approximately 69% of the commitments are related to leases outside Denmark. The lease costs for 2018 and 2017 were DKK 1,299 million and DKK 1,392 million respectively.

The purchase obligations primarily relate to purchase agreements regarding medical equipment and consumer goods. Novo Nordisk expects to fund these commitments with existing cash and cash flow from operations.

Research and development obligations include contingent payments related to achieving development milestones. Such amounts entail uncertainties in relation to the period in which payments are due because a proportion of the obligations is dependent on milestone achievements. Excise fees and subsequent milestone payments under in-licensing option agreements are excluded, as Novo Nordisk is not contractually obligated to make such payments. Commercial milestones and royalty payments based on a percentage of sales generated from sale of goods following marketing approval are excluded from the contractual commitments analysis because of their contingent nature, related to future sales. The due periods disclosed are based on Management’s best estimate. Novo Nordisk has engaged in research and development projects with a number of external enterprises.

DKK million	2018	2017

Other guarantees
Other guarantees primarily related to guarantees issued by Novo Nordisk in relation to rented property	973	752

Security for debt
Land, buildings and equipment etc at carrying amount	2	3

World Diabetes Foundation (WDF)
At the Annual General Meeting in 2014, a donation to WDF was approved. For the years 2018-2024, the donation is 0.1% of the Group's net insulin sales. The annual donation in this period cannot exceed the lower of DKK 90 million or 15% of the taxable income of Novo Nordisk A/S in the financial year in question.

For 2018, total donation amounts to DKK 85 million (DKK 85 million in 2017 and DKK 85 million in 2016).
Related party transactions

Novo Nordisk A/S is controlled by Novo Holdings A/S (incorporated in Denmark), which owns 28.1% of the share capital in Novo Nordisk A/S, representing 75.8% of the total number of votes. The remaining shares are widely held. The ultimate parent of the Group is the Novo Nordisk Foundation (incorporated in Denmark). Both entities are considered related parties.

Being an associated company of Novo Nordisk A/S, NNIT Group is considered a related party. Due to shared controlling shareholder, the Novozymes Group and Xellia Pharmaceuticals are also considered related parties as well as the Board of Directors or Executive Management of Novo Nordisk A/S.

In 2018, Novo Nordisk A/S acquired 14,025,000 B shares, worth DKK 4.2 billion, from Novo Holding A/S as part of the DKK 15.0 billion share repurchase programme. The transaction price for each transaction was calculated as the average market price in the open windows following the announcements of the financial results for the four quarters in 2018.

The Group has had the following material transactions with related parties:

DKK million	2018	2017	2016

Novo Nordisk Foundation
Donations to Steno Diabetes Center A/S via Novo Nordisk	—	—	(69)
Services provided by Novo Nordisk	(6)	(4)	(3)
Services provided by Novo Nordisk Foundation	—	—	31

Novo Holdings A/S
Services provided by Novo Nordisk	(6)	(3)	(2)
Purchase of Novo Nordisk B shares	4,207	—	—
Sale of NNIT B shares	(368)	—	—
Dividend payment to Novo Holdings A/S	5,496	5,330	6,592

NNIT Group
Services provided by Novo Nordisk	(5)	(25)	(30)
Services provided by NNIT	1,052	1,231	1,239
Dividend payment from NNIT	(19)	(26)	(26)

Novozymes Group
Services provided by Novo Nordisk	(115)	(145)	(163)
Services provided by Novozymes	121	163	150

Xellia Pharmaceuticals
Services provided by Novo Nordisk	(1)	(13)	(108)

Novo Nordisk has transferred the activities of Steno Diabetes Center A/S to the Capital Region of Denmark as of 1 January 2017.

In Novo Nordisk A/S, there have been no transactions with the Board of Directors or Executive Management besides remuneration. There have not been any other transactions with the Board of Directors or Executive Management of NNIT A/S, Novozymes A/S, Novo Holdings A/S, the Novo Nordisk Foundation or Xellia Pharmaceuticals ApS.

For information on remuneration of the Management of Novo Nordisk, please refer to `Remuneration´ on pp 53-57 (unaudited) and note 2.4, ‘Employee costs’. There are no loans to the Board of Directors or Executive Management in 2018, nor were there any in 2017 or 2016.

For outstanding trade payables to associated company please refer to note 3.7. There are no other material unsettled balances with related parties at the end of the year.
Fee to statutory auditors

DKK million	2018	2017	2016

Statutory audit	25	24	24
Audit-related services	3	4	4
Tax advisory services	11	10	9
Other services	3	5	4

Total fee to statutory auditors	42	43	41

Fees for services other than statutory audit of the financial statements amounts to DKK 17 million (DKK 19 million in 2017 and DKK 17 million in 2016). PricewaterhouseCoopers Statsautoriseret Revisionspartnerselskab (PricewaterhouseCoopers Denmark) provided other services in the amount of DKK 9 million (DKK 8 million in 2017 and DKK 7 million in 2016). Services other than statutory audit of the financial statements provided by PricewaterhouseCoopers Statsautoriseret Revisionspartnerselskab (PricewaterhouseCoopers Denmark) comprise services relating to tax compliance and transfer pricing, educational training, review of Social and Environmental information, due diligence, other assurance opinions and agreed-upon procedures, as well as accounting advice.
Companies in the Novo Nordisk Group

Activity:	•	Sales and marketing	•	Production	•	Research and development	•	Services/investments

Company and country	Percentage of shares owned	Activity

Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Subsidiaries by region

North America Operations
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Inc., United States	100	•
Novo Nordisk US Bio Production, Inc., United States	100		•
Novo Nordisk US Holdings Inc., United States	100				•
Novo Nordisk Pharmaceutical Industries LP, United States	100		•
Novo Nordisk Research Center Indianapolis, Inc., United States	100			•
Novo Nordisk Research Center Seattle, Inc., United States	100			•

International Operations
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region International Operations A/S, Denmark	100				•

Region Japan & Korea
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•

Region Europe
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia-Hercegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Europe Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Farma OY, Finland	100	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Biopharm Limited, Ireland	100	•		•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk S.P.A., Italy	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, Macedonia	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Scandinavia AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z o.o., Poland	100	•
Novo Nordisk Comércio Produtos Farmacêuticos Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•			•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Holding Limited, United Kingdom	100				•
Novo Nordisk Limited, United Kingdom	100	•
Ziylo Limited, United Kingdom	100			•

Company and country	Percentage of shares owned	Activity

Region AAMEO
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations (BAOS) Sdn Bhd, Malaysia	100				•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Limited Liability Company, Russia	100	•
Novo Nordisk Production Support LLC, Russia	100		•
Novo Investment Pte Limited, Singapore	100				•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	93	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZ-LLC, United Arab Emirates	100	•

Region China
Novo Nordisk (China) Pharmaceuticals Co., Ltd., China	100	•	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•

Region Latin America
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Panama S.A., Panama	100				•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Venezuela Casa de Representación C.A., Venezuela	100	•

Other subsidiaries and associated company
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	18				•

Companies without significant activities are not included in the list. NNE A/S subsidiaries are not included in the list.